Offerings - Offering: 1	Jan. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	15,039,729
Proposed Maximum Offering Price per Unit	11.05
Maximum Aggregate Offering Price	$ 166,189,005.45
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,443.54
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of the 1933 (the “Securities Act”), the registration statement to which this exhibit is attached (the “Registration Statement”) also covers such an indeterminate amount of shares of
the Registrant’s common stock, par value $0.001 per share (“Common Stock”), as may become issuable to prevent dilution resulting from any stock dividend, stock split, recapitalization or other similar transaction.

(2)
Represents (i) 8,528,786 shares of Common Stock issued in connection with a private placement transaction pursuant to the Subscription Agreements that closed on September 13, 2024 (the “Private Placement”), (ii) 5,000,000 shares of Common Stock issuable upon the exercise of the Company’s Series C warrants issued in the Private Placement and (iii) 1,510,943 shares of Common Stock issuable upon exercise of redeemable conditional warrants.

(3)
Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per security is $11.05, which is the average of the high and low prices of shares of Common Stock on the Nasdaq Capital Market on November 15, 2024 (such date being within five business days of the date that the Registration Statement was initially filed with the U.S. Securities and Exchange Commission).